UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/2009

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        450 Sansome St., Suite 1500
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           05/13/2009
    -----------------------        -----------------           ----------
          Signature                  City, State                  Date

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 39

Form 13F Information Table Value Total (x$1000):  $256,470

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.






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
                                                 FORM 13F INFORMATION TABLE
							03/31/2009


                         TITLE                VALUE     SHARES/  SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
---------------------- ---------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AMERICREDIT CORP COM STK  COM	  03060R101    7,583  1,294,066	 SH	   Share-defined   123	 1,294,066
AON CORP COM STK	  COM	  037389103    8,360 	204,794	 SH	   Share-defined   123	   204,794
BANK OF THE OZARKS
  INC COM STK		  COM	  063904106    4,864 	210,756	 SH	   Share-defined   123	   210,756
CNINSURE INC-ADR	  COM	  18976M103    4,168 	565,483	 SH	   Share-defined   123	   565,483
COPART INC COM STK	  COM	  217204106   21,082 	710,802	 SH	   Share-defined   123	   710,802
DEALERTRACK HOLDINGS
  INC COM STK		  COM	  242309102    8,243 	629,201	 SH	   Share-defined   123	   629,201
EHEALTH INC COM STK	  COM	  28238P109    3,354 	209,501	 SH	   Share-defined   123	   209,501
EVERCORE PARTNERS
  INC-CL A COM		  COM	  29977A105    9,898 	640,615	 SH	   Share-defined   123	   640,615
FEDERATED INVS
  INC PA CL B COM STK	  COM	  314211103   11,576 	520,035  SH	   Share-defined   123	   520,035
FIDELITY NATIONAL
  FINANCIAL CL A	  COM	  31620R105   17,137 	878,361	 SH	   Share-defined   123	   878,361
FIFTH THIRD BANCORP
  COM STK		  COM	  316773100    1,740 	596,061	 SH	   Share-defined   123	   596,061
FIRST ST BANCORPORATION
  COM STK		  COM	  336453105    1,240 	892,206	 SH	   Share-defined   123	   892,206
GATX CORP COM STK	  COM	  361448103   10,598 	523,853	 SH	   Share-defined   123	   523,853
GOLDMAN SACHS GROUP
  INC COM STK		  COM	  38141G104   12,726 	120,038	 SH	   Share-defined   123	   120,038
HSBC HOLDINGS PLC ADR	  COM	  404280406    6,134 	217,368	 SH	   Share-defined   123	   217,368
INTERACTIVE BROKERS
  GROUP INC		  COM	  45841N107    2,016 	125,012	 SH	   Share-defined   123	   125,012
KB HOME COM STK		  COM	  48666K109    3,964 	300,793	 SH	   Share-defined   123	   300,793
LENDER PRC SR WI	  COM	  52602E102    5,171 	168,933	 SH	   Share-defined   123	   168,933
LENNAR CORP CL A COM STK  COM	  526057104    5,385 	717,098	 SH	   Share-defined   123	   717,098
M & T BK CORP COM STK	  COM	  55261F104    3,051 	 67,441	 SH	   Share-defined   123	    67,441
MFA FINANCIAL INC COM STK COM	  55272X102   12,020  2,044,249	 SH	   Share-defined   123	 2,044,249
MGIC INVT CORP COM STK	  COM	  552848103    3,753  2,642,796	 SH	   Share-defined   123	 2,642,796
METLIFE INC COM STK	  COM	  59156R108    2,174     95,495	 SH	   Share-defined   123	    95,495
METROCORP BANCSHARES
  INC COM STK		  COM	  591650106    1,588 	569,110	 SH	   Share-defined   123	   569,110
MORGAN STANLEY COM STK	  COM	  617446448    8,261 	362,785	 SH	   Share-defined   123	   362,785
NYFIX INC COM STK	  COM	  670712108    1,185  1,067,430	 SH	   Share-defined   123	 1,067,430
OCWEN FINL CORP COM STK	  COM	  675746309    6,601 	577,475	 SH	   Share-defined   123	   577,475
PEOPLES UNITED
  FINANCIAL INC COM	  COM	  712704105    2,111 	117,472	 SH	   Share-defined   123	   117,472
PRS ULT LEH20+YR	  COM	  74347R297    8,428 	193,135	 SH	   Share-defined   123	   193,135
SONIC AUTOMOTIVE
  INCCL A COM STK	  COM	  83545G102    2,294  1,434,003	 SH	   Share-defined   123	 1,434,003
STANCORP FINL GROUP
  INC COM STK		  COM	  852891100    6,062 	266,129	 SH	   Share-defined   123	   266,129
TRADESTATION GP		  COM	  89267P105    3,797 	575,365	 SH	   Share-defined   123	   575,365
TRAVELERS COS INC COM STK COM	  89417E109    7,612 	187,293	 SH	   Share-defined   123	   187,293
WESTERN UNION CO	  COM	  959802109   13,190  1,049,313	 SH	   Share-defined   123	 1,049,313
ZENITH NATL INS
  CORP COM STK		  COM	  989390109    8,657 	359,063	 SH	   Share-defined   123	   359,063
MAX RE CAPITAL LTD
  HAMILTON COM STK	  COM	  G6052F103    4,716 	273,546	 SH	   Share-defined   123	   273,546
MF GLOBAL COM STK	  COM	  G60642108    4,964  1,173,444	 SH	   Share-defined   123	 1,173,444
TEXTAINER GROUP HOLD	  COM	  G8766E109    5,681 	841,602	 SH	   Share-defined   123	   841,602
ACE LIMITED COM STK	  COM	  H0023R105    5,085 	125,856	 SH	   Share-defined   123	   125,856
